UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN NET PARENT EQUITY - USD ($)	Total	Retroactive application of recapitalization	Separation-related adjustment	Adjusted Balance	Common Stock [Member]	Common Stock [Member] Retroactive application of recapitalization	Common Stock [Member] Separation-related adjustment	Common Stock [Member] Adjusted Balance	Net Parent Investment [Member]	Net Parent Investment [Member] Retroactive application of recapitalization	Net Parent Investment [Member] Separation-related adjustment	Net Parent Investment [Member] Adjusted Balance	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Retroactive application of recapitalization	Additional Paid-in Capital [Member] Separation-related adjustment	Additional Paid-in Capital [Member] Adjusted Balance	Restricted stock units	Restricted stock units Separation-related adjustment	Restricted stock units Adjusted Balance	Public Warrants	Public Warrants Separation-related adjustment	Public Warrants Adjusted Balance	Accumulated Deficit [Member]	Accumulated Deficit [Member] Retroactive application of recapitalization	Accumulated Deficit [Member] Separation-related adjustment	Accumulated Deficit [Member] Adjusted Balance	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Retroactive application of recapitalization	Accumulated other comprehensive income (loss) Separation-related adjustment	Accumulated other comprehensive income (loss) Adjusted Balance
Beginning balance at Dec. 31, 2018	$ (321,207)								$ (321,207)																		$ 0
Net income (loss)	(7,685,519)								(7,685,519)																		0
Other comprehensive loss	(574)								0																		(574)
Net transfer from Parent	7,528,095								7,528,095																		0
Ending balance at Dec. 31, 2019	(479,205)								(478,631)																		(574)
Net income (loss)	(9,625,942)								(9,625,942)																		0
Other comprehensive loss	46,012								0																		46,012
Net transfer from Parent	9,045,282								9,045,282																		0
Ending balance at Dec. 31, 2020	(1,013,853)	$ 0		$ (1,013,853)	$ 0	$ 220,000		$ 220,000	(1,059,291)	$ 1,059,291			$ 0	$ 23,442,803		$ 23,442,803							$ 0	$ (24,722,094)		$ (24,722,094)	45,438	$ 0		$ 45,438
Ending balance (Shares) at Dec. 31, 2020					0	220,000,000		220,000,000
Net income (loss)	(2,217,120)								0														(2,217,120)
Other comprehensive loss	(51,106)								0				0														(51,106)
Contributions from Parent	3,004,907								0				3,004,907
Ending balance at Mar. 31, 2021	(277,172)				$ 220,000				0				26,447,710										(26,939,214)				(5,668)
Ending balance (Shares) at Mar. 31, 2021					220,000,000
Beginning balance at Dec. 31, 2020	(1,013,853)	0		(1,013,853)	$ 0	$ 220,000		$ 220,000	(1,059,291)	1,059,291			0	23,442,803		23,442,803							0	(24,722,094)		(24,722,094)	45,438	0		45,438
Beginning balance (Shares) at Dec. 31, 2020					0	220,000,000		220,000,000
Net income (loss)	(4,631,746)
Ending balance at Jun. 30, 2021	(409,311)				$ 220,000				0				28,731,108										(29,353,840)				(6,579)
Ending balance (Shares) at Jun. 30, 2021					220,000,000
Beginning balance at Dec. 31, 2020	(1,013,853)	$ 0		(1,013,853)	$ 0	$ 220,000		$ 220,000	(1,059,291)	$ 1,059,291			0	$ 23,442,803		23,442,803							0	$ (24,722,094)		(24,722,094)	45,438	$ 0		45,438
Beginning balance (Shares) at Dec. 31, 2020					0	220,000,000		220,000,000
Net income (loss)	(15,866,786)								(15,866,786)																		0
Other comprehensive loss	(77,664)								0																		(77,664)
Net transfer from Parent	30,046,775								30,046,775																		0
Ending balance at Dec. 31, 2021	13,088,472		$ (675,620)	12,412,852	$ 220,000		$ 0	$ 220,000	13,120,698		$ 0	$ 0	53,489,578		$ (707,846)	52,781,732	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	(40,588,880)		$ 0	(40,588,880)	(32,226)		$ 32,226	0
Ending balance (Shares) at Dec. 31, 2021					220,000,000			220,000,000
Beginning balance at Mar. 31, 2021	(277,172)				$ 220,000				0				26,447,710										(26,939,214)				(5,668)
Beginning balance (Shares) at Mar. 31, 2021					220,000,000
Net income (loss)	(2,414,626)								0														(2,414,626)
Other comprehensive loss	(911)								0				0														(911)
Contributions from Parent	2,283,398								0				2,283,398
Ending balance at Jun. 30, 2021	(409,311)				$ 220,000				0				28,731,108										(29,353,840)				(6,579)
Ending balance (Shares) at Jun. 30, 2021					220,000,000
Beginning balance at Dec. 31, 2021	13,088,472		(675,620)	12,412,852	$ 220,000		0	$ 220,000	13,120,698		0	0	53,489,578		(707,846)	52,781,732	0	0	0	0	0	0	(40,588,880)		0	(40,588,880)	(32,226)		32,226	0
Beginning balance (Shares) at Dec. 31, 2021					220,000,000			220,000,000
Net income (loss)	(9,500,741)								0														(9,500,741)
Other comprehensive loss									0
Contributions from Parent	732,776												732,776
Ending balance at Mar. 31, 2022	3,644,887				$ 220,000				0				53,514,508				0			0			(50,089,621)				0
Ending balance (Shares) at Mar. 31, 2022					220,000,000
Beginning balance at Dec. 31, 2021	13,088,472		$ (675,620)	$ 12,412,852	$ 220,000		$ 0	$ 220,000	13,120,698		$ 0	$ 0	53,489,578		$ (707,846)	$ 52,781,732	0	$ 0	$ 0	0	$ 0	$ 0	(40,588,880)		$ 0	$ (40,588,880)	(32,226)		$ 32,226	$ 0
Beginning balance (Shares) at Dec. 31, 2021					220,000,000			220,000,000
Net income (loss)	(21,282,359)
Ending balance at Jun. 30, 2022	310,783,657				$ 264,332				0				362,162,295				1,028,269			9,200,000			(61,871,239)				0
Ending balance (Shares) at Jun. 30, 2022					264,332,132
Beginning balance at Mar. 31, 2022	3,644,887				$ 220,000				0				53,514,508				0			0			(50,089,621)				0
Beginning balance (Shares) at Mar. 31, 2022					220,000,000
Net income (loss)	(11,781,618)								0											0			(11,781,618)
Contributions from Parent	219,656												219,656
Reclassification of net parent company investment	0								0				0							0
Reclassification of Public Warrants from liability to equity	9,200,000																			9,200,000
Issuance of common stock upon reverse recapitalization, net of fees	308,472,363				$ 43,392								308,428,971				0			0
Issuance of common stock upon reverse recapitalization, net of fees (in shares)					43,392,132
Issuance of common stock upon vesting of restricted stock units	1,028,369				$ 100								0				1,028,269			0
Issuance of common stock upon vesting of restricted stock units (in shares)					100,000
Issuance of common stock under the 2022 Stock Incentive Plan	0				$ 40								(40)				0			0
Issuance of common stock under the 2022 Stock Incentive Plan (in shares)					40,000
Issuance of common stock upon exercise of warrants held by PIPE investor	0				$ 800								(800)				0			0
Issuance of common stock upon exercise of warrants held by PIPE investor (in shares)					800,000
Ending balance at Jun. 30, 2022	$ 310,783,657				$ 264,332				$ 0				$ 362,162,295				$ 1,028,269			$ 9,200,000			$ (61,871,239)				$ 0
Ending balance (Shares) at Jun. 30, 2022					264,332,132